CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Current portion other financial assets	$ 3,138	$ 2,568
Non-current portion other financial assets	2,451	2,232
Other financial assets	5,589	4,800
Current portion of accounts receivable and other	9,343	8,492
Non-current portion of accounts receivable and other	3,313	3,481
Accounts receivable and other	12,656	11,973
Current portion of inventory	3,786	3,585
Non-current portion of inventory	2,774	2,726
Inventory	6,560	6,311
Current portion of accounts payable and other	11,785	11,148
Non-current portion of accounts payable and other	6,545	6,817
Accounts payable and other	18,330	17,965
Current portion of corporate borrowings	457	0
Non-current portion of corporate borrowings	5,967	5,659
Corporate borrowings	6,424	5,659
Current portion of property-specific borrowings	7,908	8,800
Non-current portion of property-specific borrowings	62,730	54,921
Property-specific borrowings	70,638	63,721
Current portion of subsidiary borrowings	1,493	1,956
Non-current portion of subsidiary borrowings	6,614	7,053
Subsidiary borrowings	$ 8,107	$ 9,009